Income Taxes (Details) - Schedule of Reconciliation of Effective Income Tax Rate		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Effective Income Tax Rate [Abstract]
PRC Statutory income tax rates		25.00%	25.00%	25.00%
Effect of preferential tax rates		0.30%	6.00%	28.10%
Effect of non-taxable gain	[1]			(381.20%)
Effect of non-taxable loss	[2]	5.60%	47.70%
Effect of favorable tax rates on small-scale and low-profit entities		(0.90%)	(5.30%)
Change of valuation allowance		23.00%	(22.80%)	401.00%
Effective tax rate		53.10%	50.50%	72.90%

[1]	Non-taxable gain was primarily due to gain from the acquisition of Youxi Software.
[2]	Non-taxable loss was primarily due to goodwill impairment loss of Beijing P.X.